Employee benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits
Employee benefits

17.	Employee benefits

Employee benefits are all forms of consideration given by an entity in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	12.31.2022	12.31.2021
Liabilities
Short-term employee benefits	1,452	1,289
Termination benefits	192	349
Post-employment benefits	11,246	9,880
Total	12,890	11,518
Current	2,215	2,144
Non-current	10,675	9,374

17.1.	Short-term employee benefits

	12.31.2022	12.31.2021
Variable compensation program - PPP	489	461
Accrued vacation	505	440
Salaries and related charges and other provisions	327	270
Profit sharing	131	118
Total	1,452	1,289
Current	1,421	1,286
Non-current (*)	31	3

(*)	Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management

The Company recognized the following amounts in the statement of income:

	2022	2021	2020
Salaries, accrued vacations and related charges	(3,006)	(2,665)	(3,064)
Variable compensation program - PPP (*)	(547)	(469)	(439)
Profit sharing (*)	(131)	(125)	(7)
Management fees and charges	(14)	(15)	(14)
Total	(3,698)	(3,274)	(3,524)

(*)	It includes reversals of provisions related to previous year.

17.1.1.	Variable compensation programs

Performance award program (PPP)

On September 17, 2021, the Company’s Board of Directors approved the pay-out criteria for granting PPP 2021 to employees. The PPP 2021 model established that, in order to trigger this payment, it is necessary to have net income for the year and a declaration and payment of distribution to shareholders.

On December 15, 2021, the Company’s Board of Directors approved the pay-out criteria for the program for 2022, maintaining the criteria of the PPP 2021.

In 2022, the main changes related to the PPP were:

·	payment of US$ 507 relating to the PPP provisioned in 2021;
·	payment of US$ 85 relating to the PPP provisioned in 2022;
·	provision of US$ 553 for the PPP related to 2022, accounted for within other income and expenses.

Profit Sharing (PLR)

On December 29, 2020, the 17 unions representing onshore employees of Petrobras had signed the agreement for the PLR for 2021 and 2022, before the deadline determined by the Collective Labor Agreement (ACT). Among the offshore employees, only one union had signed the agreement within the period defined by the ACT.

The current agreement for the PLR provides that only employees without managerial functions will be entitled to receive profit sharing with individual limits according to their remuneration. In order for the PLR to be paid for 2021 and 2022, the following requirements must be met: (i) dividend distribution to shareholders approved at the Annual General Shareholders Meeting, (ii) net income for the year, and iii) achievement of the weighted average percentage of at least 80% of a set of indicators.

The maximum amount of PLR to be distributed is limited to 5% of Adjusted EBITDA (a non-GAAP measure defined as net income plus net finance income (expense); income taxes; depreciation, depletion and amortization; results in equity-accounted investments; impairment of assets; results on disposal/write-offs of assets, remeasurement of investment retained with loss of control and reclassification of CTA; and results from co-participation agreements in bid areas), to 6.25% of net income and to 25% of dividends distributed to shareholders, in each year, whichever is lower.

In 2022, the main changes related to the PLR were:

·	payment of US$ 129 relating to the PLR provisioned in 2021;
·	provision of US$ 132 for the PLR related to 2022, accounted for within other income and expenses.

Accounting policy for variable compensation programs (PPP and PLR)

The provisions for variable compensation programs are recognized on an accrual basis, during the periods in which the employees provided services. They represent the estimates of future disbursements arising from past events, based on the criteria and metrics of the PPP and PLR, provided that the requirements for activating these programs are met and that the obligation can be reliably estimated.

17.2.	Termination benefits

Termination benefits are employee benefits provided in exchange for the termination of labor contract as a result of either: i) the Company’s decision to terminate the labor contract before the employee’s normal retirement date; or ii) an employee’s decision to accept an offer of benefits in exchange for the termination of their employment.

The Company has voluntary severance programs (PDV), specific for employees of the corporate segment and of divestment assets, which provide for the same legal and indemnity advantages.

In 2022, the wholly-owned subsidiary Transpetro launched a new voluntary severance program for its offshore employees, whose enrollment occurred between May 4, 2022 and July 14, 2022, and the deadline for the termination of employees was December 3, 2022.

For the current programs, there are 11,688 adhesions accumulated through December 31, 2022 (11,418 through December 31, 2021).

Changes on the provisions for termination benefits are presented as follows:

	2022	2021
Opening Balance	349	900
Effects in the statement of income	16	(11)
Enrollments	18	30
Revision of provisions	(2)	(41)
Effects in cash and cash equivalents	(199)	(497)
Terminations in the period	(199)	(497)
Translation adjustment	26	(43)
Closing Balance	192	349
Current	75	207
Non-current	117	142

Recognition of the provision for expenses occur as employees enroll to the programs.

The Company disburse the severance payments in two installments, one at the time of termination and the remainder one year after the termination.

As of December 31, 2022, from the balance of US$ 192, US$ 22 refers to the second installment of 426 retired employees and US$ 170 refers to 1,651 employees enrolled in voluntary severance programs with expected termination by September 2025.

17.3.	Post-employment benefits

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents (Saúde Petrobras), and five other major plans of post-employment benefits (collectively referred to as “pension plans”).

The following table presents the balance of post-employment benefits:

	12.31.2022	12.31.2021
Liabilities
Health Care Plan - Saúde Petrobras	5,813	4,485
Petros Pension Plan - Renegotiated (PPSP-R)	3,606	3,233
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,041	658
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	284	817
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	339	511
Petros 2 Pension Plan (PP-2)	163	165
Other plans	−	11
Total	11,246	9,880
Current	719	651
Non-current	10,527	9,229

17.3.1.	Nature and risks associated with defined benefit plans

Health Care Plan

The health care plan Saúde Petrobras is managed by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, and includes prevention and health care programs. The plan covers all employees and retirees and is open to future employees.

Currently sponsored by Petrobras, Transpetro, PBIO, TBG and Termobahia, this plan is primarily exposed to the risk of increase in medical costs due to inflation, new technologies, new types of coverage and an increase in the utilization of medical benefits. The Company continuously improves the quality of its technical and administrative processes, as well as the health programs offered to beneficiaries in order to mitigate such risks.

Employees and retirees make monthly fixed contributions to cover high-risk procedures and variable contributions for a portion of the cost of other procedures, both based on the contribution tables of the plan, which are determined based on certain parameters, such as salary and age levels. The plan also includes assistance towards the purchase of certain medicines through reimbursement, with co-participation of employees and retirees.

Benefits are paid by the Company based on the costs incurred by the participants. The financial participation of the Company and the beneficiaries on the expenses are provided for in the Collective Bargaining Agreement (ACT), being 60% by the Company and 40% by the participants.

Annual revision of the health care plan

At December 31, 2022, this obligation was revised using the actuarial assumptions in force, which results are shown in note 17.3.2.

Pension plans

The Company’s post-retirement plans are managed by Petros Foundation (Fundação Petrobras de Seguridade Social), a nonprofit legal entity governed by private law with administrative and financial autonomy.

Pension plans in Brazil are regulated by the National Council for Supplementary Pension (Conselho Nacional de Previdência Complementar – CNPC), which establishes all guidelines and procedures to be adopted by the plans for their management and relationship with stakeholders.

Petros Foundation periodically carries out revisions of the plans and, when applicable, establishes measures aiming at maintaining the financial sustainability of the plans.

The major post-retirement pension benefits sponsored by the Company are:

. Petros Plan - Renegotiated (PPSP-R)

. Petros Plan - Renegotiated - Pre-70 (PPSP-R Pre-70)

. Petros Plan - Non-renegotiated (PPSP-NR)

. Petros Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre-70)

. Petros 2 Plan (PP-2)

. Petros 3 Plan (PP-3)

Currently, PPSP-R, PPSP-NR, PPSP-R Pre-70, PPSP-NR Pre-70 and PP-3 are sponsored by Petrobras, and PP-2 by Petrobras, Transpetro, PBIO, TBG, Termobahia and Termomacaé.

The PPSP-R and PPSP-NR were created in 2018 as a split of Petros Plan (PPSP) originally established by the Company in July 1970. On January 1, 2020, PPSP-R Pre-70 and PPSP-NR Pre-70 were created as a split of PPSP-R and PPSP-NR, respectively.

Pension plans supplement the income of their participants during retirement, in addition to guaranteeing a pension for the beneficiaries in case of the death of a participant. The benefit consists of a monthly income supplementing the benefit granted by the Brazilian Social Security Institute.

The table below provides other characteristics of these plans:

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, also covering employees and former employees that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime monthly payments: based on the Nationwide Consumer Price Index	Undefined benefit monthly payments: based on the variation of individual account quota.
Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and
	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits (these contributions are not currently being made but may occur in the future).
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation (*).	Financial obligations with a principal amounting to US$132 at 12/31/2022.	Financial obligations with a principal amounting to US$304 at 12/31/2022.	Financial obligations settled early in 2021.	Financial obligations with a principal amounting to US$202 at 12/31/2022.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 2028.

(*)	This obligation is recorded in these financial statements, within actuarial liabilities.

Debt Assumption Instrument relating to Deficit Settlement Plan 2015 (PED 2015)

On October 18, 2022, the Company assumed its commitment for the payment of extraordinary sponsor’s contributions in the scope of PED 2015, implemented in 2017, together with the PPSP-R and the PPSP-NR. These contributions were not previously made due to court injunctions.

The amount owed by Petrobras is US$ 214 (R$ 1,114 million) and refers to amounts not charged from July 2020 to December 2021. The Company paid US$ 44 on October 28, 2022, and the remaining balance will be paid according to the payroll in return for the collection of the portion of participants and assisted.

The effects of this plan have already been recognized in the financial statements in the years in which they were implemented.

On December 31, 2022, the balance of this instrument, recorded within actuarial liabilities, is US$ 168.

Deficit Settlement Plan 2021 referring to the PPSP-R plan

On November 10, 2022, Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-R in 2021, being assessed by the Company's Board of Directors on November 30, 2022 and submitted to Secretariat of Management and Governance of the State-owned Companies (SEST).

If there is a favorable decision from this council, this settlement should be implemented by Petros, with extraordinary contributions expected to begin in April 2023, in addition to the other existing contributions.

The deficit of the plan for 2021 was due to the effects of the economic situation over the fixed income market, mainly due to government bonds marked to market, which experienced price fluctuations.

According to relevant regulation, this deficit, amounting to US$ 1,485 as of December 31, 2021 (US$ 1,632 monetarily restated as of December 31, 2022) must be settled in a parity basis: 50% by sponsors (Petrobras, Vibra Energia e Petros) and 50% by participants, of which US$ 769 will be paid by Petrobras, during the lifetime of the plan.

The disbursement by the sponsors will decrease over the life of the deficit settlement plan. For 2023, is estimated a US$ 57 disbursement for Petrobras.

The actuarial liability of the PPSP-R plan and the effects of the implementation of these contributions are reflected in note 17.3.2.

This settlement is a legal obligation as provided for in CNPC Resolution No. 30/2018, to ensure the financial sustainability of a pension plan.

Annual revision of the pension plans

At December 31, 2022, this obligation was revised using the actuarial assumptions in force, which results are shown in note 17.3.2.

17.3.2.	Net actuarial liabilities and expenses, and fair value of plans assets
a)	Changes in the actuarial liabilities recognized in the statement of financial position

Net actuarial liabilities represent the obligations of the Company, net of the fair value of plan assets (when applicable), at present value.

For information on actuarial assumptions used to determine the defined benefit obligation, see the table in Note 17.3.6.

Changes in the actuarial liabilities related to pension and healthcare plans with defined benefit characteristics is presented as follows:

						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Amounts recognized in the Statement of Financial Position
Present value of obligations	12,771	4,119	1,102	5,813	−	23,805
( -) Fair value of plan assets	(8,881)	(2,739)	(939)	−	−	(12,559)
Net actuarial liability as of December 31, 2022	3,890	1,380	163	5,813	−	11,246
Changes in the net actuarial liability
Balance as of January 1, 2022 (**)	4,050	1,169	165	4,485	11	9,880
Recognized in the Statement of Income	457	129	33	609	−	1,228
Current service cost	10	1	13	105	−	129
Net interest	447	128	20	504	−	1,099
Recognized in Equity - other comprehensive income	420	417	(45)	791	−	1,583
Remeasurement effects recognized in other comprehensive income	420	417	(45)	791	−	1,583
Cash effects	(1,325)	(421)	−	(384)	−	(2,130)
Contributions paid	(304)	(94)	−	(384)	−	(782)
Payments related to Term of financial commitment (TFC)	(1,021)	(327)	−	−	−	(1,348)
Other changes	288	86	10	312	(11)	685
Others	−	−	−	1	(10)	(9)
Translation Adjustment	288	86	10	311	(1)	694
Balance at December 31, 2022	3,890	1,380	163	5,813	−	11,246

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes the payment of US$ 1,324 of a portion of the TFC made on February 25, 2022.

						2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,481	3,485	987	4,485	9	20,447
( -) Fair value of plan assets	(7,431)	(2,316)	(822)	−	2	(10,567)
Net actuarial liability as of December 31, 2021	4,050	1,169	165	4,485	11	9,880
Changes in the net actuarial liability
Balance as of January 1, 2021 (**)	7,524	2,696	477	5,356	16	16,069
Recognized in the Statement of Income	469	178	72	1,388	(9)	2,098
Past service cost	(1)	−	−	845	−	844
Present value of obligation	(730)	(33)	−	845	−	82
Plan assets transferred to PP-3	496	22	−	−	−	518
Sponsor contribution for PP-3	233	11	−	−	−	244
Current service cost	13	1	37	158	(10)	199
Net interest	438	172	35	385	1	1,031
Recognized in Equity - other comprehensive income	(2,223)	(989)	(362)	(1,601)	6	(5,169)
Remeasurement effects recognized in other comprehensive income	(2,223)	(989)	(362)	(1,601)	6	(5,169)
Cash effects	(1,339)	(591)	−	(309)	−	(2,239)
Contributions paid (***)	(475)	(86)	−	(309)	−	(870)
Payments of obligations with contribution for the revision of the lump sum death benefit	(340)	(101)	−	−	−	(441)
Payments related to Term of financial commitment (TFC)	(524)	(404)	−	−	−	(928)
Other changes	(381)	(125)	(22)	(349)	(2)	(879)
Translation Adjustment	(381)	(125)	(22)	(349)	(2)	(879)
Balance of actuarial liability as of December 31, 2021	4,050	1,169	165	4,485	11	9,880

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

(**)	It includes obligations with contribution for the revision of the lump sum death benefit.

(***)	It includes the contribution for the migration to PP-3 (US$ 241).

b)	Changes in present value of the obligation
						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Present value of obligations at the beginning of the year	11,481	3,485	987	4,485	9	20,447
Recognized in the Statement of Income	1,277	382	129	609	−	2,397
Interest expense	1,267	381	116	504	−	2,268
Service cost	10	1	13	105	−	129
Recognized in Equity - other comprehensive income	281	380	(6)	791	−	1,446
Remeasurement: Experience (gains) / losses	1,367	687	95	(277)	−	1,872
Remeasurement: (gains) / losses - demographic assumptions	−	4	6	(25)	−	(15)
Remeasurement: (gains) / losses - financial assumptions	(1,086)	(311)	(107)	1,093	−	(411)
Others	(268)	(128)	(8)	(72)	(9)	(485)
Benefits paid, net of assisted contributions	(1,088)	(379)	(72)	(384)	−	(1,923)
Contributions paid by participants	23	6	−	−	−	29
Others	−	−	1	−	(9)	(8)
Translation Adjustment	797	245	63	312	−	1,417
Present value of obligations at the end of the year	12,771	4,119	1,102	5,813	−	23,805

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

						2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Present value of obligations at the beginning of the year	15,847	4,811	1,177	5,356	26	27,217
Recognized in the Statement of Income	1,178	355	122	1,388	(8)	3,035
Interest expense	1,166	354	85	385	2	1,992
Service cost	13	1	37	158	(10)	199
Past service cost	(1)	−	−	845	−	844
Recognized in Equity - other comprehensive income	(2,969)	(1,041)	(168)	(1,601)	(7)	(5,786)
Remeasurement: Experience (gains) / losses	(313)	(301)	315	(239)	(8)	(546)
Remeasurement: (gains) / losses - demographic assumptions	−	−	(5)	96	−	91
Remeasurement: (gains) / losses - financial assumptions	(2,656)	(740)	(478)	(1,458)	1	(5,331)
Others	(2,575)	(640)	(144)	(658)	(2)	(4,019)
Benefits paid, net of assisted contributions	(952)	(319)	(65)	(309)	−	(1,645)
Contributions paid by participants	26	7	−	−	−	33
Transfer and contribution for PP-3	(680)	(31)	−	−	−	(711)
Translation Adjustment	(969)	(297)	(79)	(349)	(2)	(1,696)
Present value of obligations at the end of the year	11,481	3,485	987	4,485	9	20,447

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
c)	Changes in the fair value of plan assets

Petrobras has four pension plans (PPSP-R, PPSP-NR, PPSP-R Pre-70) which are currently making use of plan assets, and one plan (PP-2) in which most of participants are in the phase of accumulating funds.

Therefore, changes to the fair value of plan assets reflect these effects, including inflows of contributions, outflows of funds for payment of benefits, and the return of these assets.

						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Fair value of plan assets at the beginning of the year	7,431	2,316	822	−	(2)	10,567
Recognized in the Statement of Income	820	253	96	−	−	1,169
Interest income	820	253	96	−	−	1,169
Recognized in Equity - other comprehensive income	(139)	(37)	39	−	−	(137)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(139)	(37)	39	−	−	(137)
Cash effects	1,325	421	−	384	−	2,130
Contributions paid by the sponsor (Company)	304	94	−	384	−	782
Term of financial commitment (TFC) paid by the Company	1,021	327	−	−	−	1,348
Other Changes	(556)	(214)	(18)	(384)	2	(1,170)
Contributions paid by participants	23	6	−	−	−	29
Benefits paid, net of assisted contributions	(1,088)	(379)	(72)	(384)	−	(1,923)
Others	−	−	−	−	2	2
Translation Adjustment	509	159	54	−	−	722
Fair value of plan assets at the end of the year	8,881	2,739	939	−	−	12,559

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

						2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Fair value of plan assets at the beginning of the year	8,650	2,213	700	−	12	11,575
Recognized in the Statement of Income	728	182	50	−	1	961
Interest income	728	182	50	−	1	961
Recognized in Equity - other comprehensive income	(746)	(52)	194	−	(13)	(617)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(746)	(52)	194	−	(13)	(617)
Cash effects	999	490	−	309	−	1,798
Contributions paid by the sponsor (Company)	475	86	−	309	−	870
Term of financial commitment (TFC) paid by the Company	524	404	−	−	−	928
Other Changes	(2,200)	(517)	(122)	(309)	(2)	(3,150)
Contributions paid by participants	26	7	−	−	−	33
Benefits paid, net of assisted contributions	(952)	(319)	(65)	(309)	−	(1,645)
Transfer and contribution for PP-3	(680)	(31)	−	−	−	(711)
Translation Adjustment	(594)	(174)	(57)	−	(2)	(827)
Fair value of plan assets at the end of the year	7,431	2,316	822	−	(2)	10,567

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Pension Plan assets

Petros Foundation annually prepares Investment Policies (PI) specific to each plan, following two models:

(i)	for Petros 2, the achievement of the actuarial goal with the lowest value at risk; and
(ii)	for defined benefit plans, the minimal mismatch in net cash flows, conditioned to the achievement of the actuarial target.

Pension plans assets follow a long-term investment strategy based on the risks assessed for each different class of assets and provide for diversification, in order to lower portfolio risk. The portfolio profile must comply with the Brazilian National Monetary Council (Conselho Monetário Nacional – CMN) regulations.

Petros Foundation establishes investment policies for 5-year periods, reviewed annually, using an asset liability management model (ALM) to address net cash flow mismatches of the benefit plans, based on liquidity and solvency parameters, simulating a 30-year period.

Pension plan assets by type of asset are set out as follows:

				2022		2021
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	−	1,353	1,353	11%	846	8%
Fixed income	3,548	5,297	8,845	70%	6,864	67%
Government bonds	3,503	3,947	7,450	−	4,522	−
Fixed income funds	−	864	864	−	860	−
Other investments	45	486	531	−	1,482	−
Variable income	1,184	243	1,427	9%	1,918	16%
Common and preferred shares	1,184	−	1,184	−	1,686	−
Other investments	−	243	243	−	232	−
Structured investments	33	126	159	4%	184	2%
Real estate properties	−	490	490	4%	475	4%
	4,765	7,509	12,274	98%	10,287	97%
Loans to participants	−	285	285	2%	280	3%
Fair value of plan assets at the end of the year	4,765	7,794	12,559	100%	10,567	100%

There is no plan asset for the health care plan. Loans to participants of pension plans are measured at amortized cost, which is considered an appropriate estimate of fair value.

As of December 31, 2022, the investment portfolio included debentures of US$ 3 (US$ 6 in 2021), Company’s common shares in the amount of US$ 1 (US$ 1 in 2021) and real estate properties leased by the Company in the amount of US$ 2 (US$ 243 in 2021).

d)	Net expenses relating to benefit plans

		Pension Plans		Health Care Plan
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras	Other Plans	Total
Related to active employees (cost of sales and expenses)	(33)	(5)	(20)	(222)	−	(280)
Related to retirees (other income and expenses)	(424)	(124)	(13)	(387)	−	(948)
Net expenses for - 2022	(457)	(129)	(33)	(609)	−	(1,228)
Net expenses for - 2021	(469)	(178)	(72)	(1,388)	9	(2,098)
Net expenses for - 2020	(399)	(139)	(131)	1,672	(2)	1,001

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

17.3.3.	Contributions

In 2022, the Company contributed with US$ 2,130 to the defined benefit plans (reducing the balance of obligations of these plans, as presented in note 17.3.2), and with US$ 197 and US$ 2, respectively, to the defined contribution portions of PP-2 and PP-3 plans (US$ 169 for PP-2 and US$ 1 for PP-3 in 2021).

For 2023, the expected contributions for the PPSP-R, PPSP-NR, PPSP-R pre-70 and PPSP-NR pre-70 plans, amounts to US$ 423, and for PP-2 amounts to US$ 205, relating to the defined contribution portion.

The contribution to the defined benefit portion of the PP-2 is suspended between July 1, 2012 and March 31, 2023, according to the decision of the Petros Foundation's Deliberative Council, based on the recommendation of actuarial specialists of the Petros Foundation, since there is sufficient reserve to cover the value at risk. Thus, all contributions made during this period are being allocated to the participant's individual account.

17.3.4.	Expected future cash flows

The estimate below reflects only the expected future cash flows to meet the defined benefit obligation recognized at the end of the reporting period.

	2022						2021
	Pension Plan			Health Care Plan	Other Plans	Total	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Up to 1 Year	999	354	74	301	−	1,728	1,520
1 to 5 Years	4,122	1,437	313	1,149	−	7,021	6,150
6 to 10 Years	2,888	973	231	1,275	−	5,367	4,615
11 To 15 Years	1,962	622	166	1,012	−	3,762	3,193
Over 15 Years	2,800	733	318	2,076	−	5,927	4,969
Total	12,771	4,119	1,102	5,813	−	23,805	20,447

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

17.3.5.	Future payments to participants of defined benefit plans that are closed to new members

The following table provides the period during which the defined benefit obligation associated with these plans are expected to continue to affect the Company's financial statements.

	PPSP-R	PPSP-R Pré-70	PPSP-NR	PPSP-NR Pré-70
Number of years during which benefits must be paid to participants of defined benefit plans.	11.06	6.59	10.37	7.14

17.3.6.	Measurement uncertainties associated with the defined benefit obligation

The significant financial and demographic actuarial assumptions used to determine the defined benefit obligation are presented in the following table:

					Pension Plans	2022 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2
Nominal discount rate (including inflation)(1)	11.95%	11.95%	11.93%	11.93%	11.97%	11.97%
Real discount rate	6.16%	6.16%	6.15%	6.15%	6.18%	6.18%
Nominal expected salary growth (including inflation) (2)	6.27%	6.16%	6.27%	6.16%	7.74%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	9.87% a 3.25% p.a.
Mortality table	Petros Experience (Bidecrem 2013)	Petros Experiences (Bidecrem 2020)	Petros Experiences (Bidecrem 2016)	Petros Experiences (Bidecrem 2020)	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Ex Petros (Bidecr 2013)
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Assets: PP-2: Disability Experience PP-22022 Assisted: n/a
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 30% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	n/a	n/a	1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 5.45% for 2023 and converging to 3.25% in 2027 onwards.

(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.

(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

					Pension Plans	2021 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2
Nominal discount rate (including inflation)(1)	10.64%	10.62%	10.55%	10.54%	10.73%	10.68%
Real discount rate	5.40%	5.38%	5.32%	5.31%	5.49%	5.44%
Nominal expected salary growth (including inflation) (2)	5.83%	5.63%	5.83%	5.63%	7.20%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	5.24% a 3.25% p.a.
Mortality table	Petros Experience (Bidecrem 2013)	Petros Experiences (Bidecrem 2020)	Petros Experiences (Bidecrem 2016)	Petros Experiences (Bidecrem 2020)	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Ex Petros (Bidecr 2013)
Disability table	American group	American group	n/a	n/a	Álvaro Vindas 50% smoothed	Álvaro Vindas 50% smoothed
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 10% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 4.97% for 2022 and converging to 3.25% in 2026 onwards.

(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.

(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

The most significant assumptions are described in Note 4.3.

17.3.7.	Sensitivity analysis of the defined benefit plans

The effect of a 100 basis points (bps) change in the discount rate and in the estimated future medical costs is set out below:

	Discount Rate				Expected changes in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,474)	1,882	(602)	735	772	(176)
Current Service cost and interest cost	(24)	47	(46)	56	128	(26)

Accounting policy for post-employment defined benefits

Actuarial commitments related to post-employment defined benefit plans and health-care plans are recognized as liabilities in the statement of financial position based on actuarial calculations which are revised annually by an independent qualified actuary (updating for material changes in actuarial assumptions and estimates of expected future benefits), using the projected unit credit method, net of the fair value of plan assets, when applicable, from which the obligations are to be directly settled.

Under the projected credit unit method, each period of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to determine the final obligation. Actuarial assumptions include demographic and financial assumptions, medical costs estimate, historical data related to benefits paid and employee contributions, as set out in note 4 - Critical accounting policies: key estimates and judgments.

Service cost are accounted for within the statement of income and comprises: (i) current service cost, which is the increase in the present value of the defined benefit obligation resulting from employee service in the current period; (ii) past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from a plan amendment (the introduction, modification, or withdrawal of a defined benefit plan) or a curtailment (a significant reduction by the entity in the number of employees covered by a plan); and (iii) any gain or loss on settlement.

Net interest on the net defined benefit liability is the change during the period in the net defined benefit liability that arises from the passage of time. Such interest is accounted for in the statement of income.

Remeasurement of the net defined benefit liability is recognized in shareholders’ equity, in other comprehensive income, and comprises: (i) actuarial gains and losses and; (ii) return on plan assets, excluding net interest on the net defined liability, net of defined benefit plan assets.

The Company also contributes to defined contribution plans, on a parity basis in relation to the employee's contribution, that are expensed when incurred.